SEPTEMBER 15, 2022
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED FUNDS
DATED NOVEMBER 24, 2021, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Sub-Advised or Managed by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	OTHER POOLED INVESTMENT VEHICLES	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Marc K. Piccuirro[3]	0	$0	1	$17	59	$16,493
3
Information is as of June 30, 2022. Effective September 15, 2022, Mr. Piccuirro became a portfolio manager to Short Duration ETF.
(2)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Marc K. Piccuirro(1)	Short Duration ETF	None
(1)
Information is as of June 30, 2022. Effective September 15, 2022, Mr. Piccuirro became a portfolio manager to Short Duration ETF.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.